Long-term debt - Amended 2012 credit agreement (Details) € in Thousands, $ in Thousands	Sep. 30, 2019 USD ($)	Sep. 30, 2019 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)
Amended 2012 Credit Agreement
Long-term debt
Maximum amount available		€ 3,277,653		€ 3,280,065
Balance outstanding		2,451,638		1,894,039
Revolving credit facility USD
Long-term debt
Maximum amount available	$ 900,000	826,522	$ 900,000	786,026
Balance outstanding	300,000	275,507
Revolving credit facility EUR
Long-term debt
Maximum amount available		600,000		600,000
Balance outstanding		325,000
USD term loan 5-year
Long-term debt
Maximum amount available	1,260,000	1,157,131	1,350,000	1,179,039
Balance outstanding	1,260,000	1,157,131	1,350,000	1,179,039
EUR term loan 5-year
Long-term debt
Maximum amount available		294,000		315,000
Balance outstanding		294,000		315,000
EUR term loan 3-year
Long-term debt
Maximum amount available		400,000		400,000
Balance outstanding		400,000		400,000
Accounts Receivable Facility
Long-term debt
Maximum amount available	900,000	826,522	900,000	786,026
Balance outstanding	729,250	669,713
Letters of credit outstanding	$ 23,460	€ 21,545	$ 26,631	€ 23,259